Pursuant to Rule 497(e)
Registration No. 033-8021

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund (the “Fund”)

Supplement dated October 28, 2010 to the Prospectus

dated January 28, 2010 as supplemented and amended to date

Deborah A. Velez Medenica no longer serves as a portfolio manager of the Fund. Accordingly, effective immediately, all references to Ms. Medenica in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP4_EFPRO_1-10

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund (the “Fund”)

Supplement dated October 28, 2010

to the Statement of Additional Information dated January 28, 2010 as supplemented and amended to date

Deborah A. Velez Medenica no longer serves as a portfolio manager of the Fund. Accordingly, effective immediately, all references to Ms. Medenica in the Statement of Additional Information are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP3_EFPRO_1-10